Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000155941 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Class K Shares returned 11.95%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell Midcap® Index returned 12.06%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	11.95%	12.23%	10.00%
Russell 3000® Index	15.68	15.19	13.02
Russell Midcap® Index	12.06	12.24	10.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,161,064,013
Holdings Count | Holding	821
Advisory Fees Paid, Amount	$ 398,633
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,161,064,013
Number of Portfolio Holdings	821
Net Investment Advisory Fees	$398,633
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.1%
Financials	15.3%
Consumer Discretionary	11.9%
Information Technology	11.2%
Health Care	8.8%
Real Estate	7.2%
Utilities	6.2%
Energy	5.6%
Consumer Staples	5.2%
Materials	5.0%
Other*	4.8%
Short-Term Securities	3.5%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(b)Excludes short-term securities.
C000163604 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Investor A Shares returned 11.62%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell Midcap® Index returned 12.06%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.62%	11.88%	9.67%
Russell 3000® Index	15.68	15.19	13.02
Russell Midcap® Index	12.06	12.24	10.01

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,161,064,013
Holdings Count | Holding	821
Advisory Fees Paid, Amount	$ 398,633
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,161,064,013
Number of Portfolio Holdings	821
Net Investment Advisory Fees	$398,633
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.1%
Financials	15.3%
Consumer Discretionary	11.9%
Information Technology	11.2%
Health Care	8.8%
Real Estate	7.2%
Utilities	6.2%
Energy	5.6%
Consumer Staples	5.2%
Materials	5.0%
Other*	4.8%
Short-Term Securities	3.5%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(b)Excludes short-term securities.
C000155940 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Institutional Shares returned 11.85%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell Midcap® Index returned 12.06%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	11.85%	12.17%	9.94%
Russell 3000® Index	15.68	15.19	13.02
Russell Midcap® Index	12.06	12.24	10.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,161,064,013
Holdings Count | Holding	821
Advisory Fees Paid, Amount	$ 398,633
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,161,064,013
Number of Portfolio Holdings	821
Net Investment Advisory Fees	$398,633
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.1%
Financials	15.3%
Consumer Discretionary	11.9%
Information Technology	11.2%
Health Care	8.8%
Real Estate	7.2%
Utilities	6.2%
Energy	5.6%
Consumer Staples	5.2%
Materials	5.0%
Other*	4.8%
Short-Term Securities	3.5%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(b)Excludes short-term securities.
C000159050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Class K Shares
Trading Symbol	BKTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Class K Shares returned 15.63%.
  For the same period, the Russell 3000® Index returned 15.68%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	15.63%	15.23%	13.20%
Russell 3000® Index	15.68	15.19	13.18

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,143,611,817
Holdings Count | Holding	2,685
Advisory Fees Paid, Amount	$ 366,423
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,143,611,817
Number of Portfolio Holdings	2,685
Net Investment Advisory Fees	$366,423
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.3%
Financials	14.2%
Consumer Discretionary	10.6%
Industrials	9.8%
Communication Services	9.2%
Health Care	9.0%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Other*	2.7%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(b)Excludes short-term securities.
C000159049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	BITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Institutional Shares returned 15.64%.
  For the same period, the Russell 3000® Index returned 15.68%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	15.64%	15.19%	13.16%
Russell 3000® Index	15.68	15.19	13.18

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,143,611,817
Holdings Count | Holding	2,685
Advisory Fees Paid, Amount	$ 366,423
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,143,611,817
Number of Portfolio Holdings	2,685
Net Investment Advisory Fees	$366,423
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.3%
Financials	14.2%
Consumer Discretionary	10.6%
Industrials	9.8%
Communication Services	9.2%
Health Care	9.0%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Other*	2.7%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(b)Excludes short-term securities.
C000159048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Investor A Shares
Trading Symbol	BASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Investor A Shares returned 15.32%.
  For the same period, the Russell 3000® Index returned 15.68%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.32%	14.90%	12.88%
Russell 3000® Index	15.68	15.19	13.18

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,143,611,817
Holdings Count | Holding	2,685
Advisory Fees Paid, Amount	$ 366,423
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,143,611,817
Number of Portfolio Holdings	2,685
Net Investment Advisory Fees	$366,423
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.3%
Financials	14.2%
Consumer Discretionary	10.6%
Industrials	9.8%
Communication Services	9.2%
Health Care	9.0%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Other*	2.7%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(b)Excludes short-term securities.
C000159053 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Class K Shares returned 4.24%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell 2500™ Index returned 4.28%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	4.24%	10.94%	8.83%
Russell 3000® Index	15.68	15.19	13.18
Russell 2500™ Index	4.28	11.00	8.81

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 994,272,756
Holdings Count | Holding	2,469
Advisory Fees Paid, Amount	$ 200,102
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$994,272,756
Number of Portfolio Holdings	2,469
Net Investment Advisory Fees	$200,102
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.3%
Financials	17.4%
Information Technology	13.3%
Consumer Discretionary	11.9%
Health Care	10.9%
Real Estate	6.5%
Materials	5.0%
Consumer Staples	3.7%
Energy	3.7%
Utilities	3.0%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(b)Excludes short-term securities.
C000159051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Investor A Shares returned 3.99%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell 2500™ Index returned 4.28%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	3.99%	10.63%	8.53%
Russell 3000® Index	15.68	15.19	13.18
Russell 2500™ Index	4.28	11.00	8.81

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 994,272,756
Holdings Count | Holding	2,469
Advisory Fees Paid, Amount	$ 200,102
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$994,272,756
Number of Portfolio Holdings	2,469
Net Investment Advisory Fees	$200,102
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.3%
Financials	17.4%
Information Technology	13.3%
Consumer Discretionary	11.9%
Health Care	10.9%
Real Estate	6.5%
Materials	5.0%
Consumer Staples	3.7%
Energy	3.7%
Utilities	3.0%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(b)Excludes short-term securities.
C000159052 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Institutional Shares returned 4.19%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell 2500™ Index returned 4.28%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	4.19%	10.89%	8.78%
Russell 3000® Index	15.68	15.19	13.18
Russell 2500™ Index	4.28	11.00	8.81

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 994,272,756
Holdings Count | Holding	2,469
Advisory Fees Paid, Amount	$ 200,102
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$994,272,756
Number of Portfolio Holdings	2,469
Net Investment Advisory Fees	$200,102
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.3%
Financials	17.4%
Information Technology	13.3%
Consumer Discretionary	11.9%
Health Care	10.9%
Real Estate	6.5%
Materials	5.0%
Consumer Staples	3.7%
Energy	3.7%
Utilities	3.0%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(b)Excludes short-term securities.